Fair Value Measurements - Schedule of Derivative liabilities (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Derivative liabilities beginning balance				$ 23,231,938	$ 23,231,938	$ 3,794,153
Change in fair value of derivative liability						(5,921,409)
Reclassification of derivative liability						92,601
Fair value adjustments for warrant liabilities		$ (1,485,813)		$ 31,687,073	39,222,099	25,266,593
Conversion of warrant liabilies					(51,325,017)
Cashless warrants exercise					(12,277,968)
Loss on issuance of Series C Convertible Preferred stock					2,809,497
Net proceeds from issuance of Series C Convertible Preferred Stock and warrants for cash in an offering					925,115
Loss on issuance of Series C-1 Convertible Preferred stock					478,035
Net cash proceeds from issuance of Series C-1 Convertible Preferred Stock and warrants for cash and digital currency in an offering					825,005
Net digital currency proceeds from issuance of Series C-1 Convertible Preferred Stock and warrants for cash and digital currency in an offering					250,000
Reclassification between convertible notes and derivative liabilities					(4,138,704)
Derivative liabilities ending balance						$ 23,231,938